Commitments and Contingent Liabilities - Additional Information (Detail)				2 Months Ended	3 Months Ended	12 Months Ended
		May. 21, 2015 USD ($)	Mar. 19, 2015 USD ($)	Jan. 31, 2016 LegalMatter	Dec. 31, 2015 USD ($) LegalMatter	Dec. 31, 2015 USD ($) LegalMatter	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 17, 2015 LegalMatter	Jun. 18, 2014 trust	Jan. 18, 2008 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year					$ 31,100,000,000	$ 31,100,000,000
Lending commitment maturing in one to five years					23,200,000,000	23,200,000,000
Lending commitment maturing over five years					$ 242,000,000	$ 242,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)					90 days
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default (percent)					102.00%	102.00%
Securities lending indemnifications, secured amount of collateral					$ 306,000,000,000	$ 306,000,000,000	$ 316,000,000,000
Securities lending indemnifications joint venture					54,000,000,000	54,000,000,000	64,000,000,000
Securities Lending Indemnifications Collateral Joint Venture					56,000,000,000	56,000,000,000	67,000,000,000
Operating lease, rent expense net						329,000,000	328,000,000	$ 335,000,000
Operating Leases, 2016					343,000,000	343,000,000
Operating Leases, 2017					323,000,000	323,000,000
Operating Leases, 2018					228,000,000	228,000,000
Operating Leases, 2019					213,000,000	213,000,000
Operating Leases, 2020					193,000,000	193,000,000
Operating Leases, 2021 and thereafter					773,000,000	773,000,000
Loss contingency, aggregate range of reasonable loss (up to)					$ 640,000,000	$ 640,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel											$ 312,000,000
FX-related settlements			$ 714,000,000
FX Settlement SEC penalty		$ 30,000,000
Loss contingency, number of MBS trusts | trust										260
Number of lawsuits pending related to Stanford Matter (legal matters) | LegalMatter					12	12
Arbitration claims related to Stanford matter pending | LegalMatter					5	5
Brazil Matter -Number of Lawsuits filed | LegalMatter									3
Security Intraday Credit for Tri-Party Repo Activity
Commitments and Contingencies Disclosure [Line Items]
Off balance sheet credit risk					$ 19,600,000,000	$ 19,600,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off balance sheet credit risk	[1]				4,915,000,000	4,915,000,000	5,767,000,000
SBLCs collateralized with cash and securities					299,000,000	299,000,000	421,000,000
SBLCs expiring within one year					2,800,000,000	2,800,000,000
SBLCs expiring within one to five years					2,100,000,000	2,100,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off balance sheet credit risk					303,000,000	303,000,000	255,000,000
Operations
Commitments and Contingencies Disclosure [Line Items]
Allowance for lending related commitments					$ 118,000,000	$ 118,000,000	$ 89,000,000
Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
DR Matters -Number of Class Action Lawsuits filed | LegalMatter				4

[1]	Net of participations totaling $809 million at Dec. 31, 2015 and $894 million at Dec. 31, 2014.